Related Party Arrangements - Narrative - Construction Management Fee and Development Services Agreement (Detail) - Affiliated Entity [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Pacific Coast Land Construction Inc. [Member] | Construction Management Fee [Member]
Construction Management Fees and Expenses [Abstract]
Construction management agreement, notice of termination of contract, period	30 days	30 days
Pacific Coast Land Construction Inc. [Member] | Construction Management Fee [Member] | Minimum [Member]
Construction Management Fees and Expenses [Abstract]
Construction management fee, percent	8.00%	8.00%
Pacific Coast Land Construction Inc. [Member] | Construction Management Fee [Member] | Maximum [Member]
Construction Management Fees and Expenses [Abstract]
Construction management fee, percent	12.00%	12.00%
Steadfast Multifamily Development Inc. [Member] | Development Services Agreement [Member]
Development Services Agreement [Abstract]
Development services agreement fee, percent	4.00%
Development services agreement fee paid over installment period, percent	75.00%
Development services agreement fee, period	14 months
Development services agreement fee paid at certificate of occupancy, percent	25.00%